Commitments (Details Narrative)	9 Months Ended
Sep. 30, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Expenditure commitments	$ 410,000
Wabauskang First Nation [Member]
IfrsStatementLineItems [Line Items]
Commitment description	Under the exploration agreement with WFN (Note 3), the Company contributes annually to a WFN community fund based on a percentage of exploration expenditures (to a maximum of $50,000 per year for the first three years) and funds WFN’s reasonable costs of implementing the agreement.
Laird Lake Claims [Member]
IfrsStatementLineItems [Line Items]
Annual work commitment	$ 74,800